Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Issued capital [member] Commons shares issued on business acquisitions [member]	Issued capital [member] Common shares issued to settle liabilities [member]	Issued capital [member] Common shares issued on public offering [member]	Issued capital [member] Warrants issued on public offering [member]	Issued capital [member] Compensation options issued to brokers [member]	Issued capital [member]	Warrants [member] Compensation options issued to brokers [member]	Warrants [member] Warrants issued [member]	Warrants [member]	Share premium [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Equity at Dec. 31, 2015						$ 81,027,171			$ 2,013,747	$ 25,618,159	$ (2,388,987)	$ (90,850,672)
Statement Line Items [Line Items]
Funds from the exercise of warrants and compensation warrants						1,943,919
Fair value of warrants and compensation warrants exercised						901,417			(901,417)
Funds from the exercise of stock options						1,654,988
Fair value of stock options exercised						1,737,879				(1,737,879)
Equity issued	$ 12,050,000	$ 1,843,629	$ 9,349,254	$ (5,985,378)				$ 5,985,378
Share issue costs						(1,165,017)
Equity at Dec. 31, 2016						103,357,862			5,985,378	29,062,874	(2,088,117)	(104,075,356)	$ 32,242,641
Statement Line Items [Line Items]
Fair value of expired warrants									(1,112,330)	1,112,330
Stock-based compensation										4,070,264
Exchange differences on translating foreign operations											300,870		300,870
Net loss												(13,224,684)	(13,224,684)
Equity at Dec. 31, 2015						81,027,171			2,013,747	25,618,159	(2,388,987)	(90,850,672)
Statement Line Items [Line Items]
Fair value of warrants and compensation warrants exercised									(901,417)
Equity issued									5,985,378
Equity at Dec. 31, 2017						103,616,221			5,985,378	32,102,967	(1,758,632)	(116,873,153)	23,072,781
Statement Line Items [Line Items]
Fair value of expired warrants									(1,112,330)
Equity at Dec. 31, 2016						103,357,862			5,985,378	29,062,874	(2,088,117)	(104,075,356)	32,242,641
Statement Line Items [Line Items]
Funds from the exercise of warrants and compensation warrants
Fair value of warrants and compensation warrants exercised
Funds from the exercise of stock options						123,528
Fair value of stock options exercised						134,831				(134,831)
Equity issued
Share issue costs
Equity at Dec. 31, 2017						103,616,221			5,985,378	32,102,967	(1,758,632)	(116,873,153)	23,072,781
Statement Line Items [Line Items]
Fair value of expired warrants
Stock-based compensation										3,174,924
Exchange differences on translating foreign operations											329,485		329,485
Net loss												(12,797,797)	(12,797,797)
Funds from the exercise of warrants and compensation warrants						1,028,471
Fair value of warrants and compensation warrants exercised						447,270			(447,270)
Funds from the exercise of stock options						87,974
Fair value of stock options exercised						82,330				(82,330)
Equity issued			$ 10,663,548	$ (2,286,426)	$ (479,204)		$ 479,204	$ 2,286,426	2,286,426
Share issue costs						(1,131,990)
Equity at Dec. 31, 2018						$ 112,028,194			8,303,738	36,042,754	(2,083,514)	(133,195,932)	21,095,240
Statement Line Items [Line Items]
Fair value of expired warrants
Stock-based compensation										$ 4,022,117
Exchange differences on translating foreign operations											$ (324,882)		(324,882)
Net loss												$ (16,322,779)	$ (16,322,779)